INVESTMENTS, DEBT AND DERIVATIVES - Narrative - Financing activities, previous period (Details) $ in Millions, ₽ in Billions, ₨ in Billions, ৳ in Billions		1 Months Ended										2 Months Ended				6 Months Ended
	May 31, 2024 USD ($) drawdown	Jul. 31, 2024 USD ($)	Jul. 31, 2024 PKR (₨)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 RUB (₽)	May 31, 2024 USD ($) drawdown	May 31, 2024 PKR (₨)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 PKR (₨)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 PKR (₨)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 BDT (৳)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Aug. 30, 2024 USD ($)	Aug. 28, 2024 USD ($)	May 31, 2024 PKR (₨) drawdown	Feb. 29, 2024 BDT (৳)	Mar. 31, 2022 USD ($)
Disclosure of fair value measurement of assets and liabilities [line items]
Repayments of debt																$ 1,161	$ 1,271
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities, at fair value																$ 2,778		$ 3,157
Revolving credit facility
Disclosure of fair value measurement of assets and liabilities [line items]
Facility amount																							$ 1,055
Repayments of debt										$ 805	$ 250
New notes - April 2025, June 2025 and November 2027
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings				$ 1,551								$ 1,551					1,551
New notes - April 2025, June 2025 and November 2027 | Borrowings note amendments
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings																				$ 1,565
Old notes subject to conversion
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings				134								134					$ 134
Old notes subject to conversion | Borrowings note amendments
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings																				$ 113
Old notes converted to new notes | Borrowings note amendments
Disclosure of fair value measurement of assets and liabilities [line items]
Borrowings																			$ 20
BDCL (Bangalink Digital Communications Ltd) | Syndicated loan with a 5 year maturity
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings														$ 27	৳ 3
Facility amount											$ 73			$ 73								৳ 8
PMCL | PKR15BN short term bonds
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from issue of bonds, notes and debentures						$ 54	₨ 15	$ 52	₨ 15
PMCL | PKR15BN short term bonds | Three Month KIBOR
Disclosure of fair value measurement of assets and liabilities [line items]
Margin								0.25%	0.25%
PMCL | Syndicated loan with a 10 year maturity
Disclosure of fair value measurement of assets and liabilities [line items]
Proceeds from borrowings		$ 78	₨ 22									$ 154	₨ 43
Facility amount	$ 270					270															₨ 75
Greenshoe option | ₨																					15
Borrowings term	10 years
PMCL | Bilateral credit facility
Disclosure of fair value measurement of assets and liabilities [line items]
Facility amount	$ 18					$ 18															₨ 5
Borrowings term						10 years	10 years
Number of facilities | drawdown	3					3															3
VEON Holdings B.V. | September 2025 & 2026 notes
Disclosure of fair value measurement of assets and liabilities [line items]
Repayments of bonds, notes and debentures				$ 53	₽ 5